INCOME TAXES (Details) (USD $)	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Xi'an Huitong	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Aug. 03, 2011 PRC Group's entities operating in the PRC	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong
Income taxes
Current income taxes expenses/(benefits)					$ 5,475,849	$ 2,279,819	$ 462,022			$ 153,311	$ 99,884
Deferred income taxes expenses/(benefits)					(248,456)	(1,110,762)	(88,364)		(97,368)
Total income taxes expenses/(benefits)	5,130,025	1,322,368	473,542
Tax rate (as a percent)	25.00%	25.00%	25.00%					25.00%
Preferential tax rate (as a percent)				0.15
Tax rate (as a percent)									16.50%	16.50%	16.50%
Deferred tax assets
Allowance for doubtful accounts	265,251	177,225
Accrued payroll	232,081	143,474
Advertisement expenses		1,029
Impairment of production Cost		330,061
Net operating losses carry forwards	539,668	393,366
Less: valuation allowance	(63,920)	(74,472)
Total current deferred tax assets	973,080	970,683
Property and equipment	77,941	16,800
Deferred income	218,332
American depositary reimbursement	145,574	231,288
Net operating losses carry forwards	3,705,339	2,774,644
Less: valuation allowance	(3,637,456)	(2,711,630)
Total non-current deferred tax assets	509,730	311,102
Deferred tax liabilities
Acquired intangible assets	23,626	211,203
Total non-current deferred tax liabilities	$ 23,626	$ 211,203